Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.
CACI $MART Plan
Notes to Financial Statements (continued)
December 31, 2025 and 2024
The Plan follows a fair value hierarchy to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:
Level 1 – quoted prices in active markets for identical assets or liabilities.
Level 2 – inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Investments measured at fair value on a recurring basis consisted of the following types of instruments (in thousands):

		Fair Value at December 31,
		2025	2024
Mutual funds	Level 1	$494,412	$494,796
Participant-directed brokerage accounts	Level 1	152,848	127,235
Company stock	Level 1	165,180	135,522
Common trust funds	Level 2	3,633,641	3,082,124
Total investments measured at fair value		$4,446,081	$3,839,677
Mutual funds – Mutual fund investments are valued using quoted market prices listed on nationally recognized securities exchanges.
Participant-directed brokerage accounts – The underlying investments in the participant-directed brokerage accounts are valued using quoted market prices listed on nationally recognized securities exchanges. The participant-directed brokerage accounts allow Plan participants to invest in a wide range of investments that are not available through the Plan’s core investment options, including various publicly-traded securities and exchange-listed closed-end funds, as well as certain open-end mutual funds. These additional investments offer a spectrum of strategies and objectives beyond those available in the core investments of the Plan. Participant-directed brokerage accounts are administered by Charles Schwab & Co., Inc., a sub-service organization to T. Rowe Price Retirement Plan Services, Inc.
Company stock – The value of the Plan’s investment in CACI International Inc common stock is based on the closing market price of the Company’s common stock on the last business day of the Plan year.
Common trust funds – Common trust funds are valued based on the net asset value reported by the trust manager as of the financial statement dates, which may reflect recent transaction prices, evaluations based on pricing services or other observable input. The common trust funds hold investments in accordance with stated objectives. These common trust funds include:
•Prudential Core Plus Bond Fund, which seeks to outperform the Barclay’s U.S. Aggregate Bond Index over a full market cycle, through investments in U.S. Treasury, agency, corporate, mortgage-backed, and asset-backed securities.
•PIMCO Inflation Response Multi-Asset Fund seeks to help preserve and grow purchasing power, enhance portfolio diversification, and guard against market shocks across varying inflation environments by investing in a blend of inflation-related asset classes.
•T. Rowe Price International Growth Equity Trust D, which seeks long-term growth of capital through common stock of established, non-U.S. companies.
•T. Rowe Price Retirement Blend Trusts, which seeks the highest total return over time consistent with an emphasis on both capital growth and income.
•T. Rowe Price Blue Chip Growth Trust T4, which focus on "blue chip" companies with leading market positions, seasoned management teams, strong financial conditions, and above-average growth and profitability.
CACI $MART Plan
Notes to Financial Statements (continued)
December 31, 2025 and 2024
•T. Rowe Price Stable Value Common Trust Fund (Stable Value Fund), which seeks maximum current income while maintaining stability of principal and invests in FBRICs. This fund is primarily invested in guaranteed investment contracts (GICs), bank investment contracts (BICs), synthetic investment contracts (SICs), and separate account contracts (SACs). GICs, BICs, SICs, and SACs are types of investment contracts that are designed to provide principal stability and a competitive yield. Participant-directed redemptions have no restrictions. The Stable Value Fund requires a reasonable amount of time to liquidate the Plan’s share in the fund.
•T. Rowe Price US Value Equity Trust (Class C) seeks long-term capital appreciation by investing primarily in common stocks believed to be undervalued. Under normal conditions, the Trust will invest at least 65% of its total assets in common stocks believed to be undervalued. The Trust’s holdings are expected to consist primarily of large-cap stocks, but may include mid-cap and small-cap companies.
•Vanguard International TTL BD MKT Index TR, which seek long-term capital appreciation and, secondarily, income by investing primarily in common stocks believed to be undervalued.
•Vanguard Institutional 500 Index TR seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The trust portfolio currently invests all its assets in Institutional Select shares of the Vanguard 500 Index Fund which employs a “passive management”—or indexing—investment approach designed to track the performance of the Standard & Poor’s 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.
•Vanguard Inst TTL International Stock Index seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Under the trusts’ governing documents, the trustee may require 90 days’ prior written notice before redemption or withdrawal can occur.